3. Loans, Allowance for Loan Losses and Credit Quality (Tables)	12 Months Ended
Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Composition of net loans
	2015	2014

Commercial & industrial	$65,191,124	$64,390,220
Commercial real estate	178,206,542	166,611,830
Residential real estate - 1st lien	162,760,273	163,966,124
Residential real estate - Jr lien	44,720,266	44,801,483
Consumer	7,241,224	8,035,298
	458,119,429	447,804,955
Deduct (add):
Allowance for loan losses	5,011,878	4,905,874
Deferred net loan costs	(316,491)	(303,394)
	4,695,387	4,602,480
Net Loans	$453,424,042	$443,202,475

Past due loans by segment
							90 Days or
		90 Days	Total			Non-Accrual	More
December 31, 2015	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$224,997	$168,244	$393,241	$64,797,883	$65,191,124	$441,103	$13,556
Commercial real estate	888,994	560,439	1,449,433	176,757,109	178,206,542	2,400,757	45,356
Residential real estate
- 1st lien	2,875,768	1,408,551	4,284,319	158,475,954	162,760,273	2,009,079	801,241
- Jr lien	521,373	63,031	584,404	44,135,862	44,720,266	386,132	63,031
Consumer	83,343	0	83,343	7,157,881	7,241,224	0	0
Total	$4,594,475	$2,200,265	$6,794,740	$451,324,689	$458,119,429	$5,237,071	$923,184

							90 Days or
		90 Days	Total			Non-Accrual	More
December 31, 2014	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$439,151	$299,095	$738,246	$63,651,974	$64,390,220	$552,386	$23,579
Commercial real estate	988,924	5,313	994,237	165,617,593	166,611,830	1,934,096	5,313
Residential real estate
- 1st lien	4,446,138	1,484,334	5,930,472	158,035,652	163,966,124	1,263,046	980,138
- Jr lien	637,917	179,920	817,837	43,983,646	44,801,483	404,061	115,852
Consumer	56,392	0	56,392	7,978,906	8,035,298	0	0
Total	$6,568,522	$1,968,662	$8,537,184	$439,267,771	$447,804,955	$4,153,589	$1,124,882

Changes in the allowance for loan losses
As of or for the year ended December 31, 2015
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$646,719	$2,311,936	$1,270,766	$321,099	$118,819	$236,535	$4,905,874
Charge-offs	(200,900)	(14,783)	(150,947)	(66,104)	(69,632)	0	(502,366)
Recoveries	59,264	0	6,042	240	32,824	0	98,370
Provision (credit)	207,819	(144,475)	242,167	167,587	(6,322)	43,224	510,000
Ending balance	$712,902	$2,152,678	$1,368,028	$422,822	$75,689	$279,759	$5,011,878

Allowance for loan losses
Evaluated for impairment
Individually	$0	$0	$25,100	$114,600	$0	$0	$139,700
Collectively	712,902	2,152,678	1,342,928	308,222	75,689	279,759	4,872,178
Total	$712,902	$2,152,678	$1,368,028	$422,822	$75,689	$279,759	$5,011,878

Loans evaluated for impairment
Individually	$286,436	$2,551,748	$1,419,808	$234,004	$0		$4,491,996
Collectively	64,904,688	175,654,794	161,340,465	44,486,262	7,241,224		453,627,433
Total	$65,191,124	$178,206,542	$162,760,273	$44,720,266	$7,241,224		$458,119,429

As of or for the year ended December 31, 2014
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$516,382	$2,143,398	$1,452,184	$366,471	$105,279	$271,201	$4,854,915
Charge-offs	(153,329)	(167,841)	(58,904)	(51,389)	(112,376)	0	(543,839)
Recoveries	6,249	0	14,543	240	33,766	0	54,798
Provision (credit)	277,417	336,379	(137,057)	5,777	92,150	(34,666)	540,000
Ending balance	$646,719	$2,311,936	$1,270,766	$321,099	$118,819	$236,535	$4,905,874

Allowance for loan losses
Evaluated for impairment
Individually	$0	$34,400	$43,400	$0	$0	$0	$77,800
Collectively	646,719	2,277,536	1,227,366	321,099	118,819	236,535	4,828,074
Total	$646,719	$2,311,936	$1,270,766	$321,099	$118,819	$236,535	$4,905,874

Loans evaluated for impairment
Individually	$390,605	$1,930,993	$721,241	$328,889	$0		$3,371,728
Collectively	63,999,615	164,680,837	163,244,883	44,472,594	8,035,298		444,433,227
Total	$64,390,220	$166,611,830	$163,966,124	$44,801,483	$8,035,298		$447,804,955

Impaired loans by segment
	As of December 31, 2015			2015
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With an allowance recorded
Commercial & industrial	$0	$0	$0	$37,359
Commercial real estate	0	0	0	40,902
Residential real estate - 1st lien	173,788	182,251	25,100	228,273
Residential real estate - Jr lien	234,004	284,227	114,600	155,207
	407,792	466,478	139,700	461,741

With no related allowance recorded
Commercial & industrial	286,436	366,387		446,817
Commercial real estate	2,551,748	2,776,729		2,151,713
Residential real estate - 1st lien	1,246,020	1,460,402		973,572
Residential real estate - Jr lien	0	0		113,964
	4,084,204	4,603,518		3,686,066

Total	$4,491,996	$5,069,996	$139,700	$4,147,807

	As of December 31, 2014			2014
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With an allowance recorded
Commercial & industrial	$0	$0	$0	$158,690
Commercial real estate	204,511	220,981	34,400	280,104
Residential real estate - 1st lien	115,108	144,708	43,400	294,807
Residential real estate - Jr lien	0	0	0	149,772
	319,619	365,689	77,800	883,373

With no related allowance recorded
Commercial & industrial	390,605	424,598		507,232
Commercial real estate	1,726,482	1,689,772		1,294,710
Residential real estate - 1st lien	606,133	875,841		971,542
Residential real estate - Jr lien	328,889	390,260		238,826
	3,052,109	3,380,471		3,012,310

Total	$3,371,728	$3,746,160	$77,800	$3,895,683

Risk ratings
As of December 31, 2015
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$59,764,081	$168,326,527	$158,834,849	$44,041,594	$7,241,224	$438,208,275
Group B	4,724,729	4,529,493	599,516	212,508	0	10,066,246
Group C	702,314	5,350,522	3,325,908	466,164	0	9,844,908
Total	$65,191,124	$178,206,542	$162,760,273	$44,720,266	$7,241,224	$458,119,429

As of December 31, 2014
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$61,201,586	$157,767,641	$160,912,689	$44,018,956	$8,035,298	$431,936,170
Group B	2,316,908	3,280,904	228,148	251,822	0	6,077,782
Group C	871,726	5,563,285	2,825,287	530,705	0	9,791,003
Total	$64,390,220	$166,611,830	$163,966,124	$44,801,483	$8,035,298	$447,804,955

Loans modified as TDRs

	Year ended December 31, 2015
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial & industrial	2	$199,134	$204,142
Commercial real estate	3	581,431	616,438
Residential real estate - 1st lien	12	1,229,100	1,303,228
Residential real estate - Jr lien	2	117,746	121,672
Total	19	$2,127,411	$2,245,480

	Year ended December 31, 2014
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	1	$301,823	$301,823
Residential real estate - 1st lien	11	1,294,709	1,332,336
Total	12	$1,596,532	$1,634,159

TDRs payment default

Year ended December 31, 2015

	Number of	Recorded
	Contracts	Investment

Commercial real estate	1	$149,514
Residential real estate - 1st lien	4	286,803
Residential real estate - Jr lien	1	69,828
Total	6	$506,145

Year ended December 31, 2014

	Number of	Recorded
	Contracts	Investment

Residential real estate - 1st lien	2	$137,830